Cash Flow Reconciliations (Tables)	6 Months Ended
Jun. 30, 2019
Cash Flow Reconciliations
Schedule of reconciliation of borrowings arising from financing activities

			Other		Deferred
			comprehensive	Non-cash	financing
	Opening balance	Cash flows	income	items	costs, assets	Total
Borrowings outstanding as of January 1, 2018	2,547,556	—	—	—	—	2,547,556
Proceeds from bank loans and bonds	—	498,225	—	—	—	498,225
Bank loan repayments	—	(108,958)	—	—	—	(108,958)
Additions in deferred loan fees	—	(7,295)	—	1,447	(13,385)	(19,233)
Amortization of deferred loan issuance costs and premium	—	—	—	6,144	—	6,144
Retranslation of the 2021 NOK Bonds in USD	—	—	1,077	—	—	1,077
Borrowings outstanding as of June 30, 2018	2,547,556	381,972	1,077	7,591	(13,385)	2,924,811

			Other		Deferred
			comprehensive	Non-cash	financing
	Opening balance	Cash flows	income	items	costs, assets	Total
Borrowings outstanding as of January 1, 2019	2,828,459	—	—	—	—	2,828,459
Proceeds from bank loans and bonds	—	677,680	—	—	—	677,680
Bank loan repayments	—	(445,604)	—	—	—	(445,604)
Additions in deferred loan fees	—	(9,175)	—	(1,584)	(3,056)	(13,815)
Amortization and write-off of deferred loan issuance costs and premium	—	—	—	7,385	—	7,385
Retranslation of the 2021 NOK Bonds in USD	—	—	1,857	—	—	1,857
Borrowings outstanding as of June 30, 2019	2,828,459	222,901	1,857	5,801	(3,056)	3,055,962

Schedule of reconciliation of derivatives arising from financing activities

		Other
		comprehensive
	Opening balance	income	Non-cash items	Total
Net derivative assets as of January 1, 2018	16,396	—	—	16,396
Unrealized gain on derivative financial instruments held for trading (Note 16)	—	—	17,235	17,235
Ineffective portion of cash flow hedges (Note 16)	—	—	(530)	(530)
Effective portion of changes in the fair value of derivatives designated as cash flow hedging instruments	—	2,287	—	2,287
Net derivative assets as of June 30, 2018	16,396	2,287	16,705	35,388

		Other
		comprehensive	Non- cash
	Opening balance	loss	items	Total
Net derivative assets as of January 1, 2019	3,096	—	—	3,096
Unrealized loss on derivative financial instruments held for trading (Note 16)	—	—	(51,931)	(51,931)
Ineffective portion of cash flow hedges (Note 16)	—	—	49	49
Effective portion of changes in the fair value of derivatives designated as cash flow hedging instruments	—	(607)	—	(607)
Net derivative assets/(liabilities) as of June 30, 2019	3,096	(607)	(51,882)	(49,393)

Schedule of reconciliation of tangible fixed assets, vessels under construction arising from investing activities

	Opening balance	Cash flows	Non-cash items	Total
Tangible fixed assets and vessels under construction as of January 1, 2018	3,939,221	—	—	3,939,221
Additions (Note 5)	—	588,899	12,295	601,194
Transfer under “Other non-current assets”	—	—	(1,650)	(1,650)
Depreciation expense (Note 5)	—	—	(70,514)	(70,514)
Tangible fixed assets and vessels under construction as of June 30, 2018	3,939,221	588,899	(59,869)	4,468,251

	Opening balance	Cash flows	Non-cash items	Total
Tangible fixed assets and vessels under construction as of January 1, 2019	4,482,857	—	—	4,482,857
Additions (Note 5)	—	256,888	(7,245)	249,643
Returns for capital expenditures (Note 5)	—	(5,629)	—	(5,629)
Depreciation expense (Note 5)	—	—	(75,869)	(75,869)
Tangible fixed assets and vessels under construction as of June 30, 2019	4,482,857	251,259	(83,114)	4,651,002

Schedule of reconciliation of lease liabilities arising from financing activities

	Opening balance	Cash flows	Non-cash items	Total
Lease liabilities as of January 1, 2018	213,428	—	—	213,428
Lease charge (Note 16)	—	—	5,262	5,262
Payments for interest	—	(5,262)	—	(5,262)
Payments for lease liability	—	(3,588)	—	(3,588)
Lease liabilities as of June 30, 2018	213,428	(8,850)	5,262	209,840

	Opening balance	Cash flows	Non-cash items	Total
Lease liabilities as of January 1, 2019	213,374	—	—	213,374
Lease charge (Note 16)	—	—	5,264	5,264
Additions	—	—	1,081	1,081
Payments for interest	—	(5,266)	—	(5,266)
Payments for lease liability	—	(4,770)	(46)	(4,816)
Lease liabilities as of June 30, 2019	213,374	(10,036)	6,299	209,637

Schedule of reconciliation of equity offerings arising from financing activities

	Cash flows	Non-cash items	Total
Proceeds from GasLog Partners' preference unit offerings (net of underwriting discounts and commissions)	111,544	—	111,544
Proceeds from public offerings and private placement (net of underwriting discounts and commissions)	24	—	24
Equity related costs	(660)	276	(384)
Net proceeds from equity offerings in the period ended June 30, 2018	110,908	276	111,184

	Cash flows	Non-cash items	Total
Equity related costs	(894)	406	(488)
Net proceeds from equity offerings in the period ended June 30, 2019	(894)	406	(488)